Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, amount at Apr. 30, 2012	$ 2,150	$ 40,850	$ (125,056)	$ (82,056)
Beginning balance, shares at Apr. 30, 2012	2,150,000
Net loss			(19,760)	(19,760)
Ending balance, amount at Apr. 30, 2013	2,150	40,850	(144,816)	(101,816)
Beginning balance, shares at Apr. 30, 2013	2,150,000
Effects of stock-split, shares	105,350,000
Effects of stock-split, amount	105,350	(105,350)
Stock-based compensation expense		1,866,302		1,866,302
Net loss			(2,065,784)	(2,065,784)
Ending balance, amount at Apr. 30, 2014	$ 107,500	$ 1,801,802	$ (2,210,600)	$ (301,298)
Ending balance, shares at Apr. 30, 2014	107,500,000